Employee Benefit Plans and Non-Qualified Plans - Fair Values of Pension Plan Assets by Asset Category within the Fair Value Hierarchy (Detail) - Non-U.S. Qualified Defined Benefit Plan [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,993	$ 3,993	$ 3,391	$ 3,391	$ 3,056
Mutual Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,993		3,391
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,399		2,104
Fair Value, Inputs, Level 1 | Mutual Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,399		2,104
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,594		1,287
Fair Value, Inputs, Level 2 | Mutual Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,594		$ 1,287